Nationwide Life Insurance Company • Nationwide Variable Account

Prospectus supplement dated September 16, 2011

to Prospectus dated May 1, 2011

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Your prospectus offers the following underlying mutual fund as an investment option under your contract.  Effective September 30, 2011, this underlying mutual fund changed its name as indicated below:

Old Name	New Name
Federated High Yield Trust	Federated High Yield Trust: Service Shares